Share-Based Compensation	6 Months Ended
Jun. 30, 2019
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 4:- SHARE-BASED COMPENSATION

a.	In February 2014, the Company's board of directors adopted an Employee Shares Incentive Plan (the "2014 Plan"). Under the 2014 Plan, options may be granted to employees, officers, directors, consultants, advisers and service providers of the Company.

On June 20, 2019, the board of directors approved an increase to the option pool of 20,000,000 options. As a result, the Company has a total of 37,100,000 options in the pool.

b.	Activity during the period:

The table below includes the number of share options, and the weighted average of their exercise prices:

	December 31, 2018 (audited)		June 30, 2019 (unaudited)
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS

Outstanding at beginning of period	10,752,668	1.18	13,014,147	1.18
Options exercised for shares	(310,180)	1.29	-	-
Options forfeited	(170,375)	1.34	(2,275,019)	1.24
Option expired	(693,756)	1.39	(211,000)	1.53
Granted	3,435,790	1.21	12,627,000	0.14

Outstanding at end of period	13,014,147	1.18	23,155,128	0.60
Options exercisable at the end of the period	5,536,636	1.18	6,765,587	1.16

c.	The following table summarizes information about the assumptions for measuring the fair value of the options under the Black-Scholes option pricing model for the periods ended December 31, 2018 and June 30, 2019, is as follows:

	2018	2019

Dividend yield (%)	0	0
Expected volatility of the share prices (%)	82.24%-84.66%	77.75%-78.21%
Risk-free interest rate (%)	2.93%-1.86%	2.14%-2.61%
Expected life of share options (years)	10	10

According to the data above, the fair value of options granted in the periods ended December 31, 2018 and June 30, 2019 was NIS 3,421 and NIS 1,275 respectively at the grant date.

d.	On May 20, 2019 the board of directors approved the grants of warrants to a consultant. For each month of work the consultant will receive 112,044 warrants to ADSs, each warrant can be exercised for one ADS in an exercise price of $ 0.01. The maximum amount of warrants will be 672,264 warrants.